ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.0%
	COMMUNICATIONS — 10.4%
8,000	IAC, Inc.*	$454,400
144,500	Liberty Global Ltd. - Class A*[1]	2,528,750
61,000	Liberty Latin America Ltd. - Class C*[1]	397,720
315,000	Vodafone Group PLC - ADR[2]	2,816,100
		6,196,970
	CONSUMER DISCRETIONARY — 22.4%
134,000	Cie Plastic Omnium S.E.	1,600,049
42,000	General Motors Co.[2]	1,721,160
1,000,000	JD Sports Fashion PLC	1,494,320
23,000	Lennar Corp.	3,389,510
24,200	Magna International, Inc.[1]	1,333,904
157,000	Nerdy, Inc.*	455,300
100,000	Victoria PLC*	305,478
231,000	Vistry Group PLC	3,074,061
		13,373,782
	CONSUMER STAPLES — 1.1%
500,000	Greencore Group PLC*	645,039
	ENERGY — 2.0%
8,000	Chevron Corp.	1,216,080
	FINANCIALS — 25.2%
330,000	Barclays PLC - ADR[2]	2,805,000
50,000	Citigroup, Inc.[2]	2,774,500
3,700	Fairfax Financial Holdings Ltd.[1,2]	3,939,649
62,000	Jefferies Financial Group, Inc.[2]	2,592,840
60,000	Power Corp. of Canada	1,733,422
59,952	Protector Forsikring A.S.A.	1,216,391
		15,061,802
	HEALTH CARE — 2.9%
100,000	Medmix A.G.[3]	1,714,157
	INDUSTRIALS — 22.3%
29,400	Ashtead Group PLC	2,114,603
31,000	DCC PLC	2,203,266
810,000	Eurocell PLC	1,216,738
10,000	FedEx Corp.	2,489,700
100,000	ISS A/S	1,798,267
30,000	Sulzer A.G.	3,509,803
		13,332,377

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 1.6%
127,733	Five Point Holdings LLC - Class A*	$417,687
7,000	Howard Hughes Holdings, Inc.*	534,800
		952,487
	TECHNOLOGY — 3.1%
20,000	Dell Technologies, Inc. - Class C	1,893,200
	TOTAL COMMON STOCKS
	(Cost $47,575,359)	54,385,894
	PREFERRED STOCKS — 1.4%
	ENERGY — 1.4%
3,073	EPI Preferred Holdings, Inc.[4,5,6]	829,710
	TOTAL PREFERRED STOCKS
	(Cost $161,363)	829,710

Principal Amount
	U.S. TREASURY BILLS — 2.5%
	United States Treasury Bill
$1,500,000	0.000%, 3/28/2024	1,494,062
	TOTAL U.S. TREASURY BILLS
	(Cost $1,494,072)	1,494,062
	SHORT-TERM INVESTMENTS — 5.4%
$3,204,064	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[7]	3,204,064
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,204,064)	3,204,064
	TOTAL INVESTMENTS — 100.3%
	(Cost $52,434,858)	59,913,730
	Liabilities in Excess of Other Assets — (0.3)%	(176,115)
	TOTAL NET ASSETS — 100.0%	$59,737,615

Number of Shares
	SECURITIES SOLD SHORT — (0.9)%
	EXCHANGE-TRADED FUNDS — (0.9)%
(2,500)	iShares Russell 2000 ETF	(509,325)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(509,325)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(509,325)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 29, 2024 (Unaudited)

PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $9,266,780, which represents 15.5% of total net assets of the Fund.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,714,157 which represents 2.9% of total net assets of the Fund.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represent 1.4% of total net assets of the Fund. The aggregate value of these securities is $829,710.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.